UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

P 8/14/06

FORM 13F COVER PAGE

AUG 12 2005

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: UBS O'Connor LLC
Address: 1 North Wacker Drive, 32nd Floor
Chicago, IL 60606

CONFIDENTIAL TREATMENT EXPIRED

13F File Number: 28-06327

[redacted]

05077055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951
Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL August 12, 2005

CONFIDENTIAL TREATMENT IS BEING REQUESTED.

PROCESSED
JAN 11 2007
THOMSON
FINANCIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: _15_

Form 13F Information Table Value Total: $__408,658__

List of Other Included Managers: None

Confidential Treatment Requested – Open Risk Arbitrage Positions

Confidential Period	Authority Name of Issuer	Title of Class	CUSIP	Market Value	Shares or Prn amount	Sh or Pr	Opt	Investment Discretion	Other Managers	Voting Sole	Voting Shared	Voting None
3 months	PINNACLE SYS INC	COM	723481107	4723	858730	SH		DEFINED		858730	0	0
3 months	SUNGARD DATA SYS INC	COM	867363103	26557	755100	SH		DEFINED		755100	0	0
3 months	TITAN CORP	COM	888266103	27511	1209800	SH		DEFINED		1209800	0	0
6 months	ACCREDO HEALTH INC	COM	00437V104	42086	927000	SH		DEFINED		927000	0	0
6 months	MCI INC	COM	552691107	60293	2345119	SH		DEFINED		2345119	0	0
6 months	NEIGHBORCARE INC	COM	64015Y104	10057	303190	SH		DEFINED		303190	0	0
9 months	GILLETTE CO	COM	375766102	40096	791950	SH		DEFINED		791950	0	0
9 months	GUIDANT CORP	COM	401698105	20930	311000	SH		DEFINED		311000	0	0
9 months	INAMED CORP	COM	453235103	17968	268300	SH		DEFINED		268300	0	0
9 months	MAY DEPT STORES CO	COM	577778103	62731	1562018	SH		DEFINED		1562018	0	0
9 months	MISSION RESOURCES CORP	COM	605109107	5926	734384	SH		DEFINED		734384	0	0
9 months	NEIMAN MARCUS GROUP INC	CLA	640204202	3615	37300	SH		DEFINED		37300	0	0
12 months	AT&T CORP	COMNEW	1957505	32467	1705200	SH		DEFINED		1705200	0	0
12 months	MACROMEDIA INC	COM	556100105	19156	501210	SH		DEFINED		501210	0	0
12 months	TELESYSTEM INTL WIRELESS IN	COMNEW	879946606	34542	2211368	SH		DEFINED		2211368	0	0